Summary of Activity, Pricing and Other Information for Performance Vested Stock-Based Award Activity (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
2006 Stock Incentive Plan
Schedule of Share based Compensation Arrangements by Share based Payment Award, Performance Options [Line Items]
Number of Options, Granted	3,142,616
2006 Stock Incentive Plan | Performance Vested Stock Options
Schedule of Share based Compensation Arrangements by Share based Payment Award, Performance Options [Line Items]
Number of Options, Outstanding, beginning of period	4,636,085
Number of Options, Granted	711,725
Number of Options, Exercised	(166,505)
Number of Options, Forfeited	(455,110)
Number of Options, Outstanding, end of period	4,726,195
Number of Options, Expected to vest	1,728,021
Number of Options Exercisable at end of period	1,732,475
Weighted-Average Exercise Price Per Option, Outstanding, beginning of period	$ 47.80
Weighted-Average Exercise Price Per Option, Granted	$ 107.21
Weighted-Average Exercise Price Per Option, Exercised	$ 32.52
Weighted-Average Exercise Price Per Option, Forfeited	$ 58.69
Weighted-Average Exercise Price Per Option, Outstanding, end of period	$ 56.24
Weighted-Average Exercise Price Per Option, Expected to vest	$ 51.12
Weighted-Average Exercise Price Per Option, Exercisable	$ 37.17
Weighted-Average Remaining Contractual Term, Outstanding, years	7 years 4 months 24 days
Weighted-Average Remaining Contractual Term, Expected to vest, years	7 years 2 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable, years	6 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding	$ 404,704,078
Aggregate Intrinsic Value, Expected to vest	156,811,187
Aggregate Intrinsic Value, Exercisable	181,390,133
2003 Stock Option Plan
Schedule of Share based Compensation Arrangements by Share based Payment Award, Performance Options [Line Items]
Number of Options, Granted	3,870,152
Aggregate Intrinsic Value, Exercisable	137,500,000	63,000,000	19,000,000
2003 Stock Option Plan | Performance Vested Stock Options
Schedule of Share based Compensation Arrangements by Share based Payment Award, Performance Options [Line Items]
Number of Options, Outstanding, beginning of period	1,521,185
Number of Options, Exercised	(806,538)
Number of Options, Outstanding, end of period	714,647
Number of Options Exercisable at end of period	714,647
Weighted-Average Exercise Price Per Option, Outstanding, beginning of period	$ 11.87
Weighted-Average Exercise Price Per Option, Exercised	$ 9.49
Weighted-Average Exercise Price Per Option, Outstanding, end of period	$ 14.56
Weighted-Average Exercise Price Per Option, Exercisable	$ 14.56
Weighted-Average Remaining Contractual Term, Outstanding, years	2 years 7 months 6 days
Weighted-Average Remaining Contractual Term, Exercisable, years	2 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding	90,981,710
Aggregate Intrinsic Value, Exercisable	$ 90,981,710